Segment, Geographic and Other Revenue Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
Earnings(a)	12,240	[1],[2]	15,716	[1],[2]	11,242	[1],[2]
Depreciation and Amortization(b)	5,537	[3]	6,306	[3]	7,394	[3]
Other Business Activities [Member]
Segment Reporting Information [Line Items]
Revenues	253	[4]	232	[4]	231	[4]
Earnings(a)	(3,092)	[2],[4]	(2,828)	[2],[4]	(2,888)	[2],[4]
Depreciation and Amortization(b)	91	[3],[4]	105	[3],[4]	117	[3],[4]
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues	0	[5]	0	[5]	0	[5]
Earnings(a)	(5,200)	[2],[5]	(5,689)	[2],[5]	(6,059)	[2],[5]
Depreciation and Amortization(b)	384	[3],[5]	432	[3],[5]	546	[3],[5]
Purchase Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
Revenues	0	[5]	0	[5]	0	[5]
Earnings(a)	(3,641)	[2],[5]	(4,344)	[2],[5]	(4,905)	[2],[5]
Depreciation and Amortization(b)	3,782	[3],[5]	4,487	[3],[5]	4,988	[3],[5]
Business Combinations, Acquisition Related Costs [Member]
Segment Reporting Information [Line Items]
Revenues	0	[5]	0	[5]	0	[5]
Earnings(a)	(183)	[2],[5]	(376)	[2],[5]	(946)	[2],[5]
Depreciation and Amortization(b)	53	[3],[5]	124	[3],[5]	273	[3],[5]
Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Revenues	198	[6]	132	[6]	0	[6]
Earnings(a)	(3,749)	[2],[6]	(692)	[2],[6]	(5,039)	[2],[6]
Depreciation and Amortization(b)	207	[3],[6]	167	[3],[6]	300	[3],[6]
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	0		0		0
Earnings(a)	(567)	[2]	(671)	[2]	(751)	[2]
Depreciation and Amortization(b)	27	[3]	44	[3]	55	[3]
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	49,154		51,221		54,426
Earnings(a)	28,671	[2]	30,318	[2]	31,832	[2]
Depreciation and Amortization(b)	993	[3]	947	[3]	1,115	[3]
Global Innovative Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Revenues	13,861		14,317		13,756
Earnings(a)	7,780	[2]	8,549	[2]	8,325	[2]
Depreciation and Amortization(b)	255	[3]	238	[3]	250	[3]
Global Vaccines, Oncology and Consumer Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues	10,144		9,285		8,991
Earnings(a)	4,692	[2]	4,216	[2]	3,597	[2]
Depreciation and Amortization(b)	263	[3]	231	[3]	270	[3]
Global Established Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Revenues	25,149		27,619		31,678
Earnings(a)	16,199	[2]	17,552	[2]	19,910	[2]
Depreciation and Amortization(b)	$ 475	[3]	$ 478	[3]	$ 595	[3]

[1]	Amounts may not add due to rounding.
[2]	Income from continuing operations before provision for taxes on income.
[3]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[4]	Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.
[5]	For a description, see the "Other Costs and Business Activities" section above
[6]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2014, certain significant items primarily represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.For Earnings in 2014, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $32 million, (ii) charges for certain legal matters of $999 million, (iii) certain asset impairments of $440 million, (iv) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (v) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (vi) upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vii) charges for business and legal entity alignment of $168 million and (viii) other charges of $197 million. For additional information, see Note 2C, Note 3 and Note 4.For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.For Earnings in 2013, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (ii) patent litigation settlement income of $1.3 billion, (iii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (iv) net charges for certain legal matters of $21 million, (v) certain asset impairments of $836 million, (vi) the gain associated with the transfer of certain product rights to Hisun Pfizer of $459 million, (vii) costs associated with the separation of Zoetis of $18 million and (viii) other charges of $306 million. For additional information, see Note 3 and Note 4.For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of $2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information, see Note 3 and Note 4.